Other assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other assets	Other assets:

As at	Dec 31 2025	Dec 31 2024
Cash flow hedges (note 19)	$106,998	$128,414
Chile VAT receivable	8,077	15,834
Restricted cash for debt service and major maintenance of vessels (a)	15,317	14,305
Fair value of natural gas contracts (note 19)	25,043	23,054
Deposit for catalyst supply	7,595	6,274
Investment in Carbon Recycling International	5,620	5,620
Defined benefit pension plans (note 21)	2,404	3,733
Other	18,448	16,855
Total other assets	189,502	214,089
Less current portion (b)	(40,406)	(30,820)
	$149,096	$183,269
a) Restricted cash
The Company holds $15.3 million (2024 - $14.3 million) of restricted cash for the funding of debt service and major maintenance accounts.
b) Current portion of other assets
Other assets presented as current assets as at December 31, 2025 includes $32.2 million (2024 - $27.7 million) for the current portion of the cash flow hedge (see note 19), $3.5 million (2024 - $3.1 million) of restricted cash for debt service and major maintenance, in particular the anticipated major maintenance costs of four vessels, and $4.7 million (2024 - nil) for the current portion of natural gas derivative assets.